Debt (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Interest expense	$ 250,348	$ 193,151
Accretion of debt discount	4,727,106	686,320
Convertible Promissory Note [Member]
Interest expense	229,457	193,150
Accretion of debt discount	4,433,872	$ 686,320
Bridge Loan [Member]
Interest expense	20,891
Accretion of debt discount	$ 293,234